Pensions and Other Postretirement Benefits (Details 6) (Defined Benefit Pension Plans [Member], USD $) In Thousands, unless otherwise specified	Apr. 30, 2012	Apr. 30, 2011
Defined Benefit Pension Plans [Member]
Additional information related to the Company's defined benefit pension plans
Accumulated benefit obligation for all pension plans	$ 523,584	$ 468,604
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	523,584	436,329
Fair value of plan assets	386,467	371,895
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	561,746	473,555
Fair value of plan assets	$ 386,467	$ 374,741